UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                       PNC ALTERNATIVE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------

                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


PNC ALTERNATIVE STRATEGIES
FUND LLC
(FORMERLY MERCANTILE ALTERNATIVE
STRATEGIES FUND LLC)
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2007

PNC ALTERNATIVE STRATEGIES FUND LLC
CONTENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                         PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities .......................................    2

Statement of Operations ...................................................    3

Statement of Changes in Members' Capital ..................................    4

Statement of Cash Flows ...................................................    5

Financial Highlights ......................................................    6

Notes to Financial Statements .............................................    7

Board Approval of Investment Management and Advisory Agreements ...........   13

Other Information .........................................................   16

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

ASSETS
Investment in PNC Alternative Strategies Master Fund LLC ("Master Fund")             $ 45,008,462
Investment in Master Fund segregated for tender offers                                  2,898,734
Investment in registered investment company (cost $77)*                                        77
Restricted cash                                                                           222,479
Receivable from manager                                                                    12,640
Prepaid directors' fees                                                                     3,591
Prepaid expenses                                                                           19,513
                                                                                     ------------
   Total assets                                                                        48,165,496
                                                                                     ------------
LIABILITIES
Incentive fee payable                                                                     220,859
Administration fee payable                                                                 18,750
Note payable for tender offer                                                             222,479
Due to Master Fund                                                                         35,648
Other accrued expenses                                                                     25,319
                                                                                     ------------
   Total liabilities                                                                      523,055
                                                                                     ------------
   Net assets                                                                        $ 47,642,441
                                                                                     ============

MEMBERS' CAPITAL
Capital                                                                              $ 31,276,557
Accumulated net investment loss                                                        (6,410,502)
Accumulated net realized gain on investments                                           10,802,502
Net unrealized appreciation on investments                                             11,973,884
                                                                                     ------------
   Members' capital                                                                  $ 47,642,441
                                                                                     ============

*     See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                                    $    50,666
   Expenses                                                                              (484,769)
                                                                                      -----------
      Net investment loss allocated from Master Fund                                     (434,103)
                                                                                      -----------

DIVIDEND INCOME                                                                                76
                                                                                      -----------
OPERATING EXPENSES
Incentive fees                                                                            220,859
Administration fees                                                                        70,087
Directors' fees                                                                             3,154
Audit and tax fees                                                                         14,875
Legal fees                                                                                  8,760
Registration fees                                                                             695
Printing fees                                                                                 180
Other expenses                                                                              4,786
                                                                                      -----------
         Total operating expenses                                                         323,396
Less:
      Waiver of administration fees                                                       (62,587)
      Expense reimbursement from manager                                                  (15,558)
                                                                                      -----------
         Net expenses                                                                     245,251
                                                                                      -----------
         Net investment loss                                                             (679,278)
                                                                                      -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
   FROM MASTER FUND
Net realized gain on investments                                                        1,627,892
Net change in unrealized appreciation on investments                                    1,039,114
                                                                                      -----------
         Net realized and unrealized gain on investments
           allocated from Master Fund                                                   2,667,006
                                                                                      -----------
Net increase in members' capital from operating activities                            $ 1,987,728
                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2007

FROM OPERATING ACTIVITIES
Net investment loss                                                                  $ (1,358,158)
Net realized gain on investments                                                        2,631,265
Net change in unrealized appreciation on investments                                    1,981,010
                                                                                     ------------
   Net increase in members' capital from operating activities                           3,254,117
                                                                                     ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                        2,375,000
Costs of Interests repurchased                                                         (9,841,539)
                                                                                     ------------
   Net decrease in members' capital from capital transactions                          (7,466,539)
                                                                                     ------------
MEMBERS' CAPITAL
Balance at beginning of year                                                           51,439,976
                                                                                     ------------
Balance at end of year                                                               $ 47,227,554
                                                                                     ============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                                                  $   (679,278)
Net realized gain on investments                                                        1,627,892
Net change in unrealized appreciation on investments                                    1,039,114
                                                                                     ------------
   Net increase in members' capital from operating activities                           1,987,728
                                                                                     ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                        2,345,865
Costs of Interests repurchased                                                         (3,918,706)
                                                                                     ------------
   Net decrease in members' capital from capital transactions                          (1,572,841)
                                                                                     ------------
MEMBERS' CAPITAL
Balance at beginning of period                                                         47,227,554
                                                                                     ------------
Balance at end of period                                                             $ 47,642,441
                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                            $ 1,987,728
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
   Net change in unrealized appreciation on investments allocated
      from Master Fund                                                                 (1,039,114)
   Net realized gain on investments and investments allocated from Master Fund         (1,627,892)
   Purchases of investments in Master Fund                                               (745,551)
   Proceeds from the sale of investments in Master Fund                                 7,298,318
   Net investment loss allocated from Master Fund                                         434,103
   Net sale of short-term investment                                                       44,037
   Increase in prepaid directors' fees                                                     (3,282)
   Increase in prepaid expenses                                                           (17,264)
   Increase in receivable from manager                                                     (9,120)
   Decrease in restricted cash                                                            298,441
   Decrease in incentive fee payable                                                     (166,164)
   Increase in due to Master Fund                                                          35,648
   Increase in administration fee payable                                                   7,500
   Increase in other accrued expenses                                                       6,225
                                                                                      -----------
      Net cash provided by operating activities                                         6,503,613
                                                                                      -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                   2,345,865
Capital withdrawals                                                                    (3,918,706)
Increase in note payable for tender offer                                              (4,930,772)
                                                                                      -----------
      Net cash used in financing activities                                            (6,503,613)
                                                                                      -----------
      Net change in cash and cash equivalents                                                  --

CASH AND CASH EQUIVALENTS
Beginning of period                                                                            --
                                                                                      -----------
End of period                                                                         $        --
                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX-MONTH
                                         PERIOD ENDED           YEAR            YEAR         YEAR         YEAR       DECEMBER
                                        SEPTEMBER 30,          ENDED           ENDED        ENDED        ENDED      30, 2002*-
                                             2007            MARCH 31,       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                         (UNAUDITED)           2007+            2006         2005         2004         2003
                                        -------------        ---------       ---------    ---------    ---------    ----------
TOTAL RETURN
Total return before incentive fee (1)            4.53% (4)        7.34%          11.10%        5.96%       11.67%         0.94% (4)
Incentive fee                                   (0.45)           (0.78)          (1.11)       (0.57)       (1.13)        (0.09)
                                        -------------        ---------       ---------    ---------    ---------    ----------
      Total return after incentive
        fee (1)                                  4.08% (4)        6.56%           9.99%        5.39%       10.54%         0.85% (4)
                                        =============        =========       =========    =========    =========    ==========
Net assets, end of period (000's)       $      47,642        $  46,707       $  51,440    $  50,216    $  49,360    $   25,313
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
   Net investment loss, before waivers
      and reimbursements                        (3.01)% (3)      (3.06)%         (3.83)%      (3.51)%      (4.01)%       (4.58)% (3)
   Net investment loss, net of waivers
      and reimbursements                        (2.70)% (3)      (2.65)%         (3.06)%      (2.76)%      (3.23)%       (3.82)% (3)
Expense ratio before incentive fee
   Operating expenses, before waivers
      and reimbursements (2)                     2.33% (3)        2.41%           2.86%        2.99%        3.02%         4.22% (3)
   Operating expenses, net of waivers
      and reimbursements (2)                     2.02% (3)        2.00%           2.09%        2.24%        2.24%         3.47% (3)
Expense ratio, net of waivers and
   reimbursements after incentive fee
      Expense ratio, net of waivers
        and reimbursements                       2.02% (3)        2.00%           2.09%        2.24%        2.24%         3.47% (3)
      Incentive fee                              0.44% (3)        0.76%           1.05%        0.56%        1.03%         0.37% (3)
                                        -------------        ---------       ---------    ---------    ---------    ----------
      Expense ratio, net of waivers
        and reimbursements after
        incentive fee                            2.46% (3)        2.76%           3.14%        2.80%        3.27%         3.84% (3)
                                        =============        =========       =========    =========    =========    ==========
Portfolio turnover rate                         13.03% (5)       17.52% (5)      21.76%       49.95%        9.28%         0.00% (4)

*     Commencement of investment operations.

+ On July 1, 2006, the Fund converted into a Feeder Fund of the PNC Alternative Strategies Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone fund.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

(5) Portfolio turnover represents the Master Fund's portfolio turnover for the period of July 1, 2006 to March 31, 2007 and six-month period ended September 30, 2007. The portfolio turnover rate for the Fund from April 1, 2006 to June 30, 2006 was 5.15%. The portfolio turnover rate for these periods was not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Alternative Strategies Fund LLC, (formerly Mercantile Alternative Strategies Fund LLC), the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on October 3, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $51,454,186, including its interests in the underlying investment funds to PNC Alternative Strategies Master Fund LLC, formerly Mercantile Alternative Strategies Master Fund LLC (the "Master Fund"), a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

      The Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owned 91.7% of the Master Fund as of September 30, 2007.

      The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 until July 20, 2007, until the Fund's members approved the new investment management agreements.

      At September 30, 2007, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $25,899,783.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

            The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      C.    SEGREGATED ACCOUNT

            A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from the tender offers.

      D.    FUND EXPENSES

            The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund.

            The Fund's costs and expenses incurred in connection with the restructuring of the Fund as a feeder fund in a master-feeder structure, including organizational costs of the Master Fund and costs incurred in connection with the initial offering of the Master Fund's interests were paid by the Manager. The Fund will bear the remaining portion of such costs and expenses, subject to the Expense Limitation Agreement (as discussed herein), pursuant to which the Manager has agreed to limit the Fund's total ordinary operating expenses (excluding the Incentive Fee, if any) for a period of two years following the master-feeder restructuring.

      E.    EXPENSE LIMITATION

            Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.09%. The Expense Limitation Agreement will remain in effect through June 30, 2008 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

      F.    INCOME TAXES

            The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

      G.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2007 this investment consisted of 77 shares which amounted to 0.0% of net assets.

      H.    CAPITAL ACCOUNTS

            Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

            the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages

      I.    RESTRICTED CASH

            The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

      J.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    INCENTIVE FEES

            The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

      B.    FEES EARNED UNDER INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreements, the incentive fees earned by the Manager for services provided to the Master Fund and the Fund during March 2, 2007 to July 19, 2007 were held in an interest bearing escrow account. A majority of the Fund's outstanding voting securities approved the new investment management agreements, dated July 20, 2007, for the Master Fund and the Fund, and as a result the amount in the escrow account for the Master Fund and the Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Fund has retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      D.    BOARD FEES

            The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the period ended September 30, 2007 were $29,689, which includes $26,535 allocated from Master.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the period ended September 30, 2007, aggregate purchases of the Master Fund amounted to $745,551 and aggregate sales of the Master Fund amounted to $7,298,318.

8.    TENDER OFFERS

      On February 27, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $4 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 29, 2007. Tenders with a value in the amount of $2,215,505 were received and accepted by the Fund from limited members. Members received the initial payment of $1,993,035 on July 31, 2007 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2008 year end audit.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      On June 6, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at September 28, 2007. Tenders with a value in the amount of $2,184,667 were received and accepted by the Fund from limited members. Members received the initial payment of $1,965,306 on October 31, 2007 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2008 year end audit.

      On August 24, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2007. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Fund on a pro rata basis from limited members. A promissory note has been issued by the Fund entitling the members to an initial payment within 30 days after December 31, 2007; the remaining amount will be paid promptly after completion of the Fund's March 31, 2008 year end audit.

9.    NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

At a meeting held on May 17, 2007, the Directors of the Master Fund and the Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve new investment management agreements separately between the Master Fund and the Manager and the Fund and the Manager, subject to approval by the Fund's members (the "New Investment Management Agreements").

The assets of the Master Fund are actively managed and the Fund, as a feeder fund, seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund. In consideration of the services that the Manager provided under the investment management agreement, the Master Fund pays the Manager an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund pays the Manager a performance-based incentive fee pursuant to a prior investment management agreement between the Manager and the Fund.

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund and Fund pursuant to separate investment management agreements between the Manager and the Master Fund and the Manager and the Fund (the "Prior Investment Management Agreements"). The Manager was indirectly wholly owned by Mercantile Bankshares. On March 2, 2007, Mercantile Bankshares merged into and with PNC. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreements, and as a result, the Prior Investment Management Agreements automatically terminated in accordance with its terms.

In reaching their decision to approve the New Investment Management Agreements, the Directors of the Master Fund and the Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the New Investment Management Agreements in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager, the Master Fund and the Fund; legal counsel to the Master Fund and the Fund; and independent legal counsel to the Directors. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and the Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreements. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement to the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Robeco Investment Management, Inc. (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. The Directors confirmed that there were no pending litigation or regulatory actions against the Manager or PNC that would adversely affect or prohibit the Manager's services to the Master Fund and the Fund, that the Manager, the Master Fund and the Fund had errors and omissions and fidelity bond insurance coverage

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

and that the Directors are indemnified and insured with respect to the costs of any litigation or regulatory action arising in connection with the Merger. The Directors also noted that the services provided by the Manager will be enhanced by the resources of the larger organization of the Manager's new parent company, PNC. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Fund for the calendar year-to-date, one-year, three-year and since inception periods ended March 31, 2007 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund outperformed the annual returns of the HFRX Equity Hedge Index for the three-year period, but had slightly underperformed for the other periods, and that the Fund had outperformed the Russell 2000 Index for the calendar year-to-date and one-year periods with significantly less risk that the Russell 2000 Index. The Directors concluded that the Fund's overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Fund at other regular Board meetings.

The Directors also assessed the asset-based management fee and performance-based incentive fee, together with the total expense ratios of the Master Fund and the Fund as compared to the fees and expenses of the peer group of investment companies with similar investment strategies and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the New Investment Management Agreements is the same as the fees paid under the Prior Investment Management Agreements. The fee structure provides for a performance-based incentive fee equal to 10% of each Fund member's net profits for such incentive period in excess of a member's loss carryforward amount, which commences at zero and is increased or reduced each incentive period by the net losses or net profits, respectively, allocated to such member's capital account for such incentive period; provided however, that for any given incentive period, no incentive fee will be charged to a member unless the net profits applicable to such member exceed a designated benchmark return for the incentive period. The Directors also considered that the Manager has entered into an expense limitation agreement with respect to the Fund, whereby it agreed to waive and/or reimburse the Fund's expenses to ensure that the Fund's annualized ordinary operating expenses do not exceed 2.09%, and that the expense limitation agreement remains in effect until June 30, 2008. The Directors considered the Manager's profitability in providing services to the Master Fund and the Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2006 and the financial condition of PNC. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship with the Master Fund and Fund was excessive and that the asset-based management fee and performance-based incentive fee were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreements were reasonable and fair and

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

that the approval of the New Investment Management Agreements was in the best interests of the Master Fund and Fund and its members.

At the same meeting held on May 17, 2007, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund. The Directors also noted that the Manager recommended the Adviser's re-hire for an additional year.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ALTERNATIVE STRATEGIES FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER TO THE MASTER FUND

Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PNC ALTERNATIVE STRATEGIES
MASTER FUND LLC
(FORMERLY MERCANTILE ALTERNATIVE
STRATEGIES MASTER FUND LLC)
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2007

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                         PAGE(S)

Fund Commentary (unaudited) ..........................................         2

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments ..............................................         6

Statement of Assets and Liabilities ..................................         8

Statement of Operations ..............................................         9

Statement of Changes in Members' Capital .............................        10

Statement of Cash Flows ..............................................        11

Financial Highlights .................................................        12

Notes to Financial Statements ........................................        13

Liquidity of Investment Funds ........................................        19

Board Approval of Investment Management and Advisory Agreements ......        20

Other Information ....................................................        23

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

DEAR MEMBERS:

PNC Alternative Strategies Master Fund* (the "Fund"), formerly Mercantile Alternative Strategies Master Fund, gained 4.54%, net of all fees, expenses and incentive allocations, for the six months ended September 30, 2007 (the "Reporting Period"). In comparison, the Russell 2000 Index returned 1.19% for the same period.

The Fund produced positive returns in four of the six months during the Reporting Period and also tracked or outperformed the Russell 2000 Index on a relative basis in four of the six months during the Reporting Period. The Fund notably outperformed the broad small-cap equity market for the Reporting Period overall. It is also important to note that the Fund's standard deviation, a commonly used statistical measure of portfolio volatility and risk, was significantly lower than that of the Russell 2000 Index for the Reporting Period. Specifically, the Fund had an annualized standard deviation of just 4.6% for the Reporting Period, compared to a 13.6% annualized standard deviation for the Russell 2000 Index.

MARKET AND ECONOMIC REVIEW

Interest rate volatility dominated the early months of the Reporting Period, as 10-year Treasury yields traded above the key psychological barrier of 5% for the better part of a month before circling back, as investors grew jittery that faster economic growth and a pickup in inflation would push up interest rates worldwide. Other factors impacting equities during these months were heightened concerns regarding potential fallout from the subprime mortgage turmoil, especially given the near collapse of two hedge funds sponsored by investment banking giant Bear Stearns that speculated in securities built on the performance of mortgages; a still-faltering housing market, wherein existing home sales fell to the lowest level in four years; and crude oil prices passing the $70 per barrel milestone for the first time since August of 2006. With all that and despite negative returns in June virtually across the equity market spectrum, the second calendar quarter was strong, as better-than-expected corporate earnings, increased company share buybacks, and a solid economic backdrop buoyed investor sentiment for stocks. Indeed, some U.S. equity indices finished the second quarter with their best gains since the fourth quarter of 2003.

The last few months of the Reporting Period were characterized by a dramatic spike in stock market volatility. Investors saw select equity indices reach highs in July before trudging through a meltdown from mid-July through mid-August, as concerns about credit risk heightened amidst a further deterioration in the housing market and tighter lending standards by banks in the wake of the subprime mortgage turmoil. Then, in September, the stock market cheered a move by the Federal Reserve Board (the Fed) to cut interest rates by a surprising half a percentage point. Other factors impacting equities during the quarter were crude oil prices marching higher to surpass the $80 per barrel milestone, the U.S. dollar continuing to weaken and corporate earnings growth slowing.

The six months as a whole ended in positive territory for most of the major equity market indices. However, overall, small-cap stocks lagged both their mid-cap and large-cap counterparts, hit especially hard amidst the volatility that heightened investor risk aversion. Also, several companies within the small-cap sector of the market had been pegged as takeover candidates. However, these potential buyout companies saw their share prices decline as credit dried up and private equity investors, who had driven much of the recent merger and acquisition activity rally, pulled out. Within the small-cap sector, growth stocks significantly outperformed value stocks for the Reporting Period overall.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

FUND REVIEW

During the Reporting Period, Robeco Investment Management, Inc. maintained its goal of increasing portfolio risk-taking to be consistent with the Fund's stated objectives and at the same time refining both sub-fund manager and hedge fund strategy diversification so that no one manager or strategy may dominate performance.

In so doing, we redeemed five of the Fund's 25 managers and added one manager, such that there were 21 managers at September 30, 2007. We sought managers who, in our view, have well-articulated investment processes for return generation and demonstrated abilities to manage portfolio risk exposures. We also sought managers who we believe can generate returns through security selection versus significant long market exposures. Of the managers redeemed, four were long/short equity managers and one was relative-value. Each of the managers was redeemed either for negative organizational issues or for investment-related reasons. The Fund's assets continued to be invested primarily with managers focusing on smaller companies, typically less than $5 billion in capitalization. Of the 21 hedge funds in the Fund at the end of September 2007, 14 generated positive returns and seven generated negative returns for the Reporting Period. Of the redeemed managers, each of whom contributed to returns during the six months, three generated positive returns and two generated negative returns.

We categorized the Fund's strategies into three main components. The first is long/short equity strategies with a small-cap emphasis, where our goal is to normally allocate between 50%-75% of Fund assets. The other two are event-driven strategies and relative-value strategies with an emphasis in both components on those specific strategies correlated with small-cap returns. The non-long/short equity components are meant to enhance the Fund's risk-adjusted returns and help manage portfolio risk. Each of the three strategy components employed in the Fund generated positive absolute returns for the Reporting Period, and the gross cumulative six-month returns produced by each component outperformed the Russell 2000 Index on a relative basis as well.

o RELATIVE-VALUE STRATEGIES - Relative-value strategies are market-neutral investment strategies that seek to identify investments whose values are attractive, compared to similar securities, when risk, liquidity and return are taken into account. The relative-value strategies of the Fund contributed most positively to the Fund's six-month return, performing especially well during the first fiscal quarter when market conditions benefited macro managers, which constituted the majority portion of the Fund's relative-value component. Indeed, due to manager-specific positioning, the Fund's sole macro manager had the best performance within the relative-value component for the period overall despite challenging conditions in August. The component's structured credit manager generated solid positive returns but was the worst relative performer within the component. During the first fiscal quarter, we redeemed Bridgewater Pure Alpha Trading Company Ltd., which uses a macro strategy. Overall, the Fund's allocation to relative-value strategies shifted from 10.2% of Fund assets at the start of the Reporting Period to 8.5% of Fund assets at the end of September 2007.

o LONG/SHORT EQUITY STRATEGIES - Long/short equity strategies are tactical strategies whereby managers buy long undervalued positions and sell short overvalued positions. The long/short equity strategies of the Fund performed well for the Reporting Period overall. During the second fiscal quarter, long/short equity strategies were actually the best-performing component, because when the Fed lowered the targeted federal funds rate by half a percentage point in September, easing the credit crunch, small-cap stocks rebounded from the difficult summer environment. Within this component's sub-strategies, the highly-hedged funds performed best, particularly benefiting from

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

o their short positions when volatile conditions prevailed in the equity markets over the summer. For example, in July, investors began to discount the potential impact of tightening credit standards on future corporate earnings, and the Russell2000 Index fell 6.8% for the month. These very same market conditions and the fact that small-cap value stocks, as measured by the Russell 2000 Value Index, actually declined a more dramatic 8.51% in July caused the Fund's variable exposure managers to turn in the worst relative performance within the component, though the sub-strategy did still produce positive absolute results for the six-month period. The one manager we added during the Reporting Period was a long-short equity manager. Coeus Capital LP, added during the second fiscal quarter, employs a variable exposure strategy. Of those managers redeemed during the Reporting Period, four were long-short equity managers. The Fund redeemed from Amici Qualified Associates LP, CCM Small Cap Value Fund LP and Long Trail Partners LP, which each employs a variable exposure strategy, and Triatto Partners LP, which uses a highly-hedged strategy. Even with these changes, the Fund's allocation to this component shifted only modestly--from 73.5% of Fund assets at end of March 2007 to 72.4% of Fund assets in these strategies at the end of the Reporting Period.

o EVENT-DRIVEN STRATEGIES - Event-driven strategies are, in general, approaches that seek to anticipate certain events, such as mergers or corporate restructurings. Such funds typically employ medium-term holding periods. Event-driven strategies produced positive absolute returns for the Reporting Period overall, but were the worst-performing component on a relative basis. After a strong April and May, June was a tough time for event-driven managers, as fears that a lack of credit would disrupt deals. Indeed, leveraged finance markets felt the impact when leveraged buyout-led debt issuance experienced significant buyer pushback and merger and acquisition activity slowed. In the last months of the Reporting Period, event-driven strategies were hurt by credit spread widening (i.e., the difference in yield between relatively risky and relatively safe investments increased), stock-picking became more difficult and hedges became more costly. The component's activist strategies performed best, as several manager-specific active emerging market and European positions came to fruition during the Reporting Period. The Fund's catalyst-driven strategies actually lost ground, due primarily to manager-specific positioning, as long positions generally outperformed short positions during the summer's credit crisis. There were no changes in managers within this component during the Reporting Period. The Fund's allocation to these event-driven strategies shifted from 16.3% of Fund assets on March 31, 2007 to 19.0% of Fund assets at the end of the Reporting Period.

STRATEGY AHEAD

Following the recent credit crisis, investors seem to be refocused on company fundamentals and away from momentum names. In particular, equities that combine elements of growth and value, or what is commonly known as GARP (Growth at a Reasonable Price), seem poised to appreciate in the months ahead. Thus, while there remain areas of concern in the U.S. economy, including the housing slowdown, credit market fallout and sustainability of consumer discretionary spending, we believe the corresponding equity sectors to these economic factors may provide the Fund's managers with opportunities for short positions. Other sectors, such as health care, consumer staples and information technology, appear more attractively valued for long-positioned opportunities. For example, many expect there to be increased spending for technology-related goods and services by businesses flush with cash from strong earnings growth over the past several years.

Significant merger and acquisition activity in 2006 and in the first half of 2007 created a challenging shorting environment for small-cap equity managers. The valuations of their short positions often

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

sharply increased on the announcement or rumor of a merger or buyout. The recent tightening of liquidity significantly reduced the amount of leveraged buyout and private equity activity and should, we believe, provide a more favorable shorting environment focused on company valuations for small-cap equity managers ahead. Also, after several years of calm and fairly stable equity markets, increased volatility should provide more opportunities for the Fund's variable exposure-focused long/short equity managers. All told then, we continue to generally favor long/short equity strategies over the coming months. Although smaller-cap stocks have recently underperformed larger-cap equities, making for a more challenging environment for long/short equity strategies, we remain confident that the underlying fund managers will continue to be able to find interesting and profitable stock-specific situations. The relative-value and event-driven components, while holding a lesser portion of the Fund's assets, have also contributed meaningfully to both the Fund's returns and diversification. Thus, we intend to continue to allocate assets to these components, as we believe they will provide an effective balance to the overall Fund portfolio going forward. We intend, of course, to continue to monitor and assess the merits of all managers and strategies employed in the Fund. We also intend to continue implementing strategies that may enhance the performance of the Fund while carefully examining current market cycles going forward.

Sincerely,

ROBECO INVESTMENT MANAGEMENT, INC.

* THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL
                             INVESTMENTS (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Long/Short - Variable Exposure               47%
                Event-Driven                                 20%
                Long/Short - Long Biased                     19%
                Macro                                         6%
                Long/Short - Highly Hedged                    5%
                Structured Credit                             3%

--------------------------------------------------------------------------------

                                                                                               % OF
INVESTMENT FUNDS*                                              COST           VALUE      MEMBERS' CAPITAL
LONG/SHORT - VARIABLE EXPOSURE
   Apis Capital, L.P.                                      $  2,675,000   $  3,490,216               6.68%
   Coeus Capital, L.P.                                        2,000,000      1,955,299               3.75
   Criterion Institutional Partners, L.P.                     2,850,000      4,432,070               8.49
   Delta Institutional, L.P.                                  1,328,352      3,070,136               5.88
   Dirigo L.L.C.                                              2,000,000      2,079,838               3.98
   Ivory Flagship Fund, L.P.**                                2,561,790      2,898,734               5.55
   North Run Qualified Partners, L.P.                         2,000,000      2,644,595               5.07
   Tracer Capital Partners QP, L.P.                           3,100,000      3,792,919               7.26
                                                           ------------   ------------   ----------------
      Total Long/Short - Variable Exposure                   18,515,142     24,363,807              46.66
EVENT-DRIVEN
   Altima Global Special Situations Fund, L.P.                2,250,000      2,746,088               5.26
   Centaurus Alpha Fund, L.P.                                 2,000,000      2,578,098               4.94
   LC Capital Partners, L.P.                                  1,647,224      3,183,074               6.09
   Perry Partners, L.P.                                       1,200,000      1,638,619               3.14
                                                           ------------   ------------   ----------------
      Total Event-Driven                                      7,097,224     10,145,879              19.43

                                                                       CONTINUED

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                                               % OF
INVESTMENT FUNDS* CONTINUED                                    COST           VALUE      MEMBERS' CAPITAL
LONG/SHORT - LONG BIASED
   Clarus Capital LLC                                      $  1,000,000   $  1,027,841               1.97%
   Clovis Capital Partners Institutional, L.P.                2,000,000      2,865,488               5.49
   Harvey SmidCap, L.P.                                       2,000,000      2,167,655               4.15
   Rosehill Saisei Fund, L.P.                                 1,100,000      1,302,824               2.49
   Sonar Institutional Fund, L.P.                             2,200,000      2,313,056               4.43
                                                           ------------   ------------   ----------------
      Total Long/Short - Long Biased                          8,300,000      9,676,864              18.53
MACRO
   Wexford Spectrum Fund I, L.P.                              2,500,000      3,069,986               5.88
                                                           ------------   ------------   ----------------
      Total Macro                                             2,500,000      3,069,986               5.88
LONG/SHORT - HIGHLY HEDGED
   Pennant Winward Fund, L.P.                                 1,600,000      2,635,264               5.05
                                                           ------------   ------------   ----------------
      Total Long/Short - Highly Hedged                        1,600,000      2,635,264               5.05
STRUCTURED CREDIT
   Petra Offshore Fund, L.P.                                  1,250,000      1,503,793               2.88
                                                           ------------   ------------   ----------------
      Total Structured Credit                                 1,250,000      1,503,793               2.88
                                                           ------------   ------------   ----------------
      Total Investments                                    $ 39,262,366   $ 51,395,593              98.43%
                                                           ============   ============   ================

*     All investments are non-income producing.

**    Fund investment segregated to cover tender offers.

As of September 30, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

                COUNTRY                        COST           VALUE

         United States - 98.43%            $ 39,262,366   $ 51,395,593
                                           ------------   ------------
                                           $ 39,262,366   $ 51,395,593
                                           ============   ============

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $39,262,366. Net unrealized appreciation on investments for tax purposes was $12,133,227 consisting of $12,177,928 of gross unrealized appreciation and $44,701 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 98.43% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $39,262,366)                                      $ 51,395,593
Investment in registered investment company, at value (cost $649,031)*             649,031
Receivable from fund investments sold                                            2,438,781
Receivable from feeder funds                                                        70,933
Prepaid directors' fees                                                             20,128
Prepaid expenses                                                                    23,297
Interest receivable                                                                  2,858
                                                                              ------------
   Total assets                                                                 54,600,621
                                                                              ------------
LIABILITIES
Management fee payable                                                             154,482
Administration fee payable                                                          11,139
Redemptions payable                                                              2,184,667
Line of credit facility fee payable                                                  6,106
Other accrued expenses                                                              26,221
                                                                              ------------
   Total liabilities                                                             2,382,615
                                                                              ------------
   Net assets                                                                 $ 52,218,006
                                                                              ============
MEMBERS' CAPITAL
Capital                                                                       $ 37,385,277
Accumulated net investment loss                                                 (1,217,855)
Accumulated net realized gain on investments                                     3,917,357
Net unrealized appreciation on investments                                      12,133,227
                                                                              ------------
   Members' capital                                                           $ 52,218,006
                                                                              ============

*     See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                               $     54,152
                                                                              ------------
OPERATING EXPENSES
Management fees                                                                    338,556
Administration fees                                                                 54,165
Directors' fees                                                                     28,500
Audit fees                                                                          27,875
Legal fees                                                                          23,190
Printing fees                                                                       16,050
Line of credit facility fees                                                         6,450
Custodian fees                                                                       2,708
Interest expense                                                                     2,158
Other expenses                                                                      21,033
                                                                              ------------
   Operating expenses                                                              520,685
                                                                              ------------
   Net investment loss                                                            (466,533)
                                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                 1,762,712
Net change in unrealized appreciation on investments                             1,076,668
                                                                              ------------
   Net realized and unrealized gain on investments                               2,839,380
                                                                              ------------
Net increase in members' capital from operating activities                    $  2,372,847
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                                           $   (751,322)
Net realized gain on investments                                                 2,154,645
Net change in unrealized appreciation on investments                             2,659,844
                                                                              ------------
   Net increase in members' capital
     from operating activities                                                   4,063,167
                                                                              ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                              51,454,186
Proceeds from sales of Interests***                                              4,044,293
Costs of Interests repurchased                                                  (8,902,155)
                                                                              ------------
   Net increase in members' capital
     from capital transactions                                                  46,596,324
                                                                              ------------
MEMBERS' CAPITAL
Balance at beginning of period                                                          --
                                                                              ------------
Balance at end of period                                                      $ 50,659,491
                                                                              ============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                                           $   (466,533)
Net realized gain on investments                                                 1,762,712
Net change in unrealized appreciation on investments                             1,076,668
                                                                              ------------
   Net increase in members' capital
     from operating activities                                                   2,372,847
                                                                              ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                 1,880,414
Costs of Interests repurchased                                                  (2,694,746)
                                                                              ------------
   Net decrease in members' capital
     from capital transactions                                                    (814,332)
                                                                              ------------
MEMBERS' CAPITAL
Balance at beginning of period                                                  50,659,491
                                                                              ------------
Balance at end of period                                                      $ 52,218,006
                                                                              ============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

**    See Note 1 in Notes to Financial Statements.

***   Includes proceeds from initial seeding of the Fund.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                    $  2,372,847
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
   Net change in unrealized appreciation on investments                         (1,076,668)
   Net realized gain on investments                                             (1,762,712)
   Purchases of investments                                                     (6,850,000)
   Proceeds from the sale of investments                                        11,490,680
   Net sales of short-term investments                                             214,820
   Decrease in fund investments made in advance                                  1,000,000
   Increase in receivable from investments sold                                 (1,842,793)
   Increase in receivable from feeder funds                                        (70,933)
   Increase in interest receivable                                                  (2,858)
   Increase in prepaid directors' fees                                             (20,128)
   Decrease in prepaid expenses                                                     23,296
   Decrease in management fee payable                                             (183,652)
   Decrease in line of credit facility fees payable                                 (1,050)
   Decrease in administration fee payable                                           (5,963)
   Decrease in directors' fees payable                                              (2,661)
   Decrease in other accrued expenses                                              (20,229)
                                                                              ------------
      Net cash provided by operating activities                                  3,261,996
                                                                              ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                            1,880,414
Capital withdrawals                                                               (510,079)
Decrease in notes payable for tender offers                                     (4,632,331)
                                                                              ------------
      Net cash used in financing activities                                     (3,261,996)
                                                                              ------------
      Net change in cash and cash equivalents                                           --

CASH AND CASH EQUIVALENTS
Beginning of period                                                                     --
                                                                              ------------
End of period                                                                 $         --
                                                                              ============
SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                              $      2,158
                                                                              ============

*     See Note 9 in Notes to Financial Statements

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX-MONTH
                                           PERIOD ENDED          PERIOD
                                          SEPTEMBER 30,          ENDED
                                               2007            MARCH 31,
                                           (UNAUDITED)           2007+
                                          -------------        ---------
Total return (1)                                   4.54%            7.84%
                                          -------------        ---------
Net assets, end of period (000's)         $      52,218        $  50,659
RATIOS TO AVERAGE NET ASSETS
   Net investment loss                            (1.74)% (3)      (1.87)% (3)
   Net operating expenses (2)                      1.94% (3)        1.97% (3)
                                          =============        =========
Portfolio turnover rate                           13.03% (4)       17.52% (4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period and is not annualized.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Alternative Strategies Master Fund LLC (formerly Mercantile Alternative Strategies Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $51,454,186 (comprised of $50,405,002 of fund investments, $936,182 of cash, $108,658 of receivable from fund investments sold, and $4,344 of dividends receivable) from PNC Alternative Strategies Fund LLC (formerly Mercantile Alternative Strategies Fund LLC) on July 1, 2006. Unrealized appreciation of $8,396,715 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

      The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds.

      The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 until July 20, 2007, until the members approved the new investment management agreement.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

            The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

            Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

      C.    FUND EXPENSES

            The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

            The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the period ended September 30, 2007, fees for these services ranged from 1% to 2% annually for management fees and were 20% annually for the performance or incentive allocations.

      D.    INCOME TAXES

            The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

            On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

      E.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2007 this investment consisted of 649,031 shares which amounted to 1.2% of net assets.

      F.    SEGREGATED INVESTMENTS

            Certain investments have been segregated to finance the repurchase on Interests from tender offers.

      G.    CAPITAL ACCOUNTS

            Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      H.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    MANAGEMENT FEE

            The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreement, the management fees earned by the Manager for services provided during March 2, 2007 to July 19, 2007 were held in an interest bearing escrow account. A majority of the feeder funds' outstanding voting securities approved the new investment management agreement dated July 20, 2007, and as a result the amount in the escrow account for the Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            SEI Private Trust Company serves as custodian for the Master Fund's assets.

      D.    BOARD FEES

            Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended September 30, 2007 were $28,500.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the period ended September 30, 2007, the aggregate purchases and sales of investments (excluding short-term securities) were $6,850,000 and $11,490,680, respectively.

8.    TENDER OFFERS

      On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $4.1 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with a value in the amount of $2,215,505 were received and accepted by the Master Fund from members. Members received a payment of $2,215,505 on July 31, 2007 and the remaining amount will be paid promptly after completion of the Master Fund's March 31, 2008 year end audit.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      On June 6, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at September 28, 2007. Tenders with a value in the amount of $2,184,667 were received and accepted by the Master Fund from members. Members received a payment of $2,184,667 on October 31, 2007 and the remaining amount will be paid promptly after completion of the Master Fund's March 31, 2008 year end audit.

      On August 24, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2007. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Master Fund from members. A Promissory Note has been issued by the Master Fund entitling the members to a payment within 30 days after December 31, 2007.

9.    LINE OF CREDIT

      The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the period ended September 30, 2007, the Master Fund had borrowings of $1,200,000 over a period of 4 days at an interest rate of 9.25%. As of September 30, 2007 there were no borrowings outstanding.

10.   NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      In September 2006, FASB issued Statement on Financial Accounting Standards
      (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                                       LIQUIDITY

   Altima Global Special Situations Fund, L.P.                         Quarterly
   Apis Capital, L.P.                                                  Quarterly
   Centaurus Alpha Fund, L.P.                                           Monthly
   Clarus Capital                                                      Quarterly
   Clovis Capital Partners Institutional, L.P.                         Quarterly
   Coeus Capital, L.P.                                                 Quarterly
   Criterion Institutional Partners, L.P.                              Quarterly
   Delta Institutional, L.P.                                           Quarterly
   Dirigo L.L.C.                                                       Quarterly
   Ivory Flagship Fund, L.P.                                           Quarterly
   Harvey SmidCap, L.P.                                                Quarterly
   LC Capital Partners, L.P.                                           Quarterly
   North Run Qualified Partners, L.P.                                  Quarterly
   Pennant Winward Fund, L.P.                                          Quarterly
   Perry Partners, L.P.                                                 Annually
   Petra Offshore Fund, L.P.                                           Quarterly
   Rosehill Saisei Fund, L.P.                                           Annually
   Sonar Instituional Fund, L.P.                                       Quarterly
   Tracer Capital Partners QP, L.P.                                    Quarterly
   Wexford Spectrum Fund, L.P.                                         Quarterly

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

At a meeting held on May 17, 2007, the Directors of the Master Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve a new investment management agreement between the Master Fund and the Manager, subject to approval by members (the "New Investment Management Agreement").

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund (the "Prior Investment Management Agreement"). The Manager was indirectly wholly owned by Mercantile Bankshares. On March 2, 2007, Mercantile Bankshares merged into and with PNC. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

In reaching their decision to approve the New Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the New Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement to the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Robeco Investment Management, Inc. (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. The Directors confirmed that there were no pending litigation or regulatory actions against the Manager or PNC that would adversely affect or prohibit the Manager's services to the Master Fund and the Fund, that the Manager and the Master Fund had errors and omissions and fidelity bond insurance coverage and that the Directors are indemnified and insured with respect to the costs of any litigation or regulatory action arising in connection with the Merger. The Directors also noted that the services provided by the Manager will be enhanced by the resources of the larger organization of the Manager's new parent company, PNC. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

The Directors also considered the annualized returns of the feeder funds that invest all or substantially all of their investment assets in the Master Fund (the "Feeder Funds") for the calendar year-to-date, one-year, three-year and since inception periods ended March 31, 2007 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund outperformed the annual returns of the HFRX Equity Hedge Index for the three-year period, but had slightly underperformed for the other periods, and that the Fund had outperformed the Russell 2000 Index for the calendar year-to-date and one-year periods with significantly less risk that the Russell 2000 Index. The Directors concluded that the Fund's overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

The Directors also assessed the asset-based management fee, together with the total expense ratio, of the Master Fund as compared to the fees and expenses of the peer group of investment companies with similar investment strategies and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the New Investment Management Agreement is the same as the fees paid under the Prior Investment Management Agreement. The Directors considered the Manager's profitability in providing services to the Master Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2006 and the financial condition of PNC. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship with the Master Fund was excessive and that the asset-based management fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreement was reasonable and fair and that the approval of the New Investment Management Agreement was in the best interests of the Master Fund and its members.

At the same meeting held on May 17, 2007, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund. The Directors also noted that the Manager recommended the Adviser's re-hire for an additional year.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER

Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)     Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           PNC Alternative Strategies Fund LLC


                                       /s/ Kevin A. McCreadie
By (Signature and Title)*              -----------------------------------
                                       Kevin A. McCreadie
                                       Chief Executive Officer

Date: November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                       /s/ Kevin A. McCreadie
By (Signature and Title)*              -----------------------------------
                                       Kevin A. McCreadie
                                       Chief Executive Officer

Date: November 29, 2007

                                       /s/ Jennifer E. Spratley
By (Signature and Title)*              -----------------------------------
                                       Jennifer E. Spratley
                                       Chief Financial Officer

Date: November 29, 2007

* Print the name and title of each signing officer under his or her signature.